Intangible assets and goodwill - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 8	$ 28	$ 28
Southeast Asia ride hailing CGUs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 606	606
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 5.35 from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs (2020: revenue based multiple of 6.24 derived from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs).
Impairment loss	$ 0	$ 0
Southeast Asia ride hailing CGUs [Member] | Goodwill [Member] | Revenue multiple, measurement input [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets	5.35	6.24
Indonesia Payment CGU [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 34	$ 34
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 8.50 derived from comparable companies to the revenue of its Indonesia Payment CGUs (2020: revenue based multiple of 10.88 derived from comparable companies to the revenue of its Indonesia Payment CGUs ).
Impairment loss	$ 0	$ 0
Indonesia Payment CGU [Member] | Goodwill [Member] | Revenue multiple, measurement input [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets	8.50	10.88
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Software development costs captitalized	$ 9	$ 12